           As filed with the Securities and Exchange Commission on July 17, 2003
                                        Securities Act Registration No. 33-78264
                                Investment Company Act Registration No. 811-8490

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                       POST-EFFECTIVE AMENDMENT NO. 25                   [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                              AMENDMENT NO. 27                           [X]

                              Excelsior Funds Trust

               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 800-446-1012

     Name and Address of Agent for Service:   Copies to:

     Michael R. Rosella, Esq.                 Alison E. Baur, Esq.
     Paul, Hastings, Janofsky & Walker LLP    Charles Schwab & Company, Inc.
     75 East 55th Street                      101 Montgomery Street
     New York, New York 10022                 Mailstop SF120KNY-4
     Phone No.: (212) 318-6800                San Francisco, California 94104
     Fax No.: (212) 319-4090                  Phone No.: (415) 636-3252
                                              Fax No.: (415) 636-5236

It is proposed that this filing will become effective (check appropriate box)

[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(l)
[ ]  on (date) pursuant to paragraph (a)(1)
[X]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities being Registered: Shares of Beneficial Interest.

[PHOTO]

       FC Photo


Excelsior Funds

Prospectus

September 30, 2003

Excelsior Funds Trust

Enhanced Tax Advantaged International Fund
Equity Income Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO] Excelsior Banner Logo

Table of Contents

Excelsior Funds Trust is a mutual fund that offers shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Shares class of the Enhanced Tax Advantaged International Fund and Equity Income Fund of Excelsior Funds Trust (each, a Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                             Page
Enhanced Tax Advantaged International Fund............................          4
Equity Income Fund....................................................          6
More Information About Risk...........................................          8
More Information About Fund Investments...............................          8
Investment Adviser....................................................          9
Portfolio Managers....................................................          9
Purchasing, Selling and Exchanging Fund Shares........................         10
Distribution of Fund Shares...........................................         13
Dividends and Distributions...........................................         13
Taxes.................................................................         13
How to Obtain More Information About Excelsior Funds Trust............ Back Cover

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Introduction -- Risk/Return
Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment advisers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy:
The United States Trust Company of New York and U.S. Trust Company, N.A. (together, the "Adviser") manage each of the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental investment strategies, value and growth. These strategies are combined with "longer-term investment themes" to assess the investment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

   Value:
   This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, the Adviser is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

   Growth:
   This long-term strategy consists of buying and holding equity securities of companies that the Adviser believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to dominate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

   Themes:
   To complete the Adviser's investment philosophy in managing the Funds, the investment strategies discussed above are applied in concert with longer-term investment themes to identify investment opportunities. These longer-term themes are strong and inexorable trends arising from time to time from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends will enable it to identify companies that are currently or will soon benefit from these trends.

                                                                             3

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                                    [GRAPHIC]




Enhanced Tax Advantaged International Fund
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  FUND SUMMARY

  Investment Goal Total return through long-term capital appreciation and income

  Investment Focus Foreign equity securities

  Share Price Volatility High

  Principal Investment Strategy Invests in a diversified portfolio of equity securities of issuers in developed foreign countries, specifically, western Europe, Australia, certain Asian and Far Eastern markets

  Investor Profile Investors seeking long-term capital appreciation, who are willing to accept the risks and price volatility of investing in companies located in foreign countries

Investment Objective
The Enhanced Tax Advantaged International Fund seeks total return on its assets through capital appreciation and income. This objective may be changed without shareholder approval.

Investment Strategy of the Enhanced Tax Advantaged International Fund
Under normal circumstances, the Enhanced Tax Advantaged International Fund will invest in equity securities of more established companies located in developed foreign markets, which include most nations in western Europe, Australia and the more developed nations in Asia and the Far East. While the Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis, it reserves the right to do so at its discretion.

The Adviser selects investments for the Fund by using a highly disciplined, quantitative investment approach designed to create an investment portfolio that attempts to track the performance of the MSCI EAFE Index*, before fees, while seeking to minimize capital gains. In assessing the expected return and risk of securities, the Adviser may consider other factors including price, book value, earnings, price to earnings, revenue growth, earnings growth, economic conditions and additional factors at its discretion which are subject to change from time to time.
--------
* The MSCI EAFE (Europe, Australasia & Far East) Index is a widely accepted unmanaged index composed of a sample of companies from 21 countries representing the developed stock markets outside North America.

The MSCI EAFE Index currently includes about 1000 stocks representing 21 developed countries. The Adviser will seek to create a portfolio consisting of approximately 300-400 stocks that represent a subset of the MSCI EAFE by using quantitative models and analysis. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country, region or industry.

Principal Risks of Investing in the Enhanced Tax Advantaged International Fund Since it purchases equity securities, the Enhanced Tax Advantaged International Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may

4

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happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees
(paid directly from your investment)

Redemption Fee (as a percentage of
  amount redeemed, if applicable)*         2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                              0.60%
Other Expenses                               0.75%
----------------------------------------------------
Total Annual Fund Operating Expenses         1.35%
  Fee Waivers and Expense Reimbursements   (0.20)%**
----------------------------------------------------
  Net Annual Fund Operating Expenses         1.15%**

* This redemption fee is charged if you redeem or exchange your shares within 30 days of the date of purchase. See "How to Sell Your Shares" for more information.
** Percentages based upon estimated amounts for the current fiscal year. The
   Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.15%. The waiver and reimbursement agreement may not be terminated before March 31, 2004. For more information see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 Year 3 Years
                                ----------------
                                   $117   $408

                                    [GRAPHIC]




Equity Income Fund
--------------------------------------------------------------------------------

  FUND SUMMARY

  Investment Goal Total return through long-term capital appreciation and income

  Investment Focus Common stocks of U.S. companies that historically pay above-average dividends

  Share Price Volatility High

  Principal Investment Strategy Invests in common stocks of companies that the Adviser believes are likely to grow their dividend and/or whose current dividend yield is above average in relation to the S&P 500 Index

  Investor Profile Investors seeking total return through a diversified portfolio of securities, and who are willing to accept the risks of investing in equity securities

Investment Objective
The investment objective of the Equity Income Fund is total return on assets through capital appreciation and income. This objective may be changed without shareholder approval.

The Fund seeks to achieve superior total returns by primarily investing in a diversified selection of income-producing securities. The Fund pursues total return through a combination of current income and the disciplined realization of capital gains. In seeking its objective, the Fund aims to generate yield that exceeds the current yield of the S&P 500 Index, although there is no guarantee that the Fund will be able to do so.

Investment Strategy of the Equity Income Fund
The Equity Income Fund concentrates on investing in stocks that historically pay above-average dividends and that the Adviser believes have strong potential to appreciate in share price. In other words, the Adviser focuses on total return: the sum of current dividend income and future price appreciation. The value of current income is striking when one considers that, over the past 100 years, more than 40% of equity total return has come from dividends alone. By implementing a combined strategy that concentrates on both dividends as well as share price appreciation, the Adviser hopes to generate superior overall performance for investors.

Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities. The Fund invests primarily in common stocks, preferreds, convertibles, real estate investment trusts (REITs), and master limited partnerships (MLPs) of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size.

The Adviser takes a long-term approach to managing the Fund and tries to identify companies with characteristics that it believes will lead to future dividend and earnings growth or recognition of their true value. The Adviser is focused on identifying those opportunities where it thinks the marketplace has underestimated a company's intrinsic worth. When it finds a company of particular interest, a process of comprehensive and fundamental research is conducted to determine the intrinsic worth. The appraisal process is based on an evaluation of both the company's assets and earnings. This dual focus increases the Adviser's confidence in the results.

Principal Risks of Investing in the Equity Income Fund
Since it purchases equity securities, the Equity Income Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These

6

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factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk." The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                                          0.75%
Other Expenses                                                           0.47%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.22%
  Fee Waivers and Expense Reimbursements                               (0.17)%*
-------------------------------------------------------------------------------
  Net Annual Fund Operating Expenses                                     1.05%*

* Percentages based upon estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%. The waiver and reimbursement agreement may not be terminated before March 31, 2004. For more information, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 Year 3 Years
----------------
   $107   $370

                                                                             7

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More Information About Risk

Equity Risk
(All Funds)--Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these types of equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
(Equity Income Fund only)--The smaller capitalization companies in which the Fund may invest, which generally have market capitalizations up to $1.5 billion, may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

Mid Cap Risk
(Equity Income Fund only)--The medium capitalization companies in which the Fund may invest, which generally have market capitalizations between $1.5 billion and $5 billion, may be more vulnerable to adverse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

Foreign Security Risks
(All Funds)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial-reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk
(All Funds)--Investments in foreign securities denominated in foreign currencies involve additional risks, including:

  . A Fund may incur substantial costs in connection with conversions between various currencies.

  . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Liquidity Risk
(All Funds)--The Funds may not be able to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

Expropriation Risk.
(All Funds)--Foreign governments may expropriate the Funds' investments either directly by restricting the Funds' ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds' investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other

8

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securities, use other strategies and engage in other investment practices.
These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information.

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its goal when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company, N.A. (together, the "Adviser"), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At May 15, 2003, Schwab served 8.0 million active accounts with $798.2 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On March 31, 2003, U.S. Trust had approximately $79 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust's intention to distribute this information as simultaneously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

The Board of Trustees of Excelsior Funds Trust supervises the Adviser and establish policies that the Adviser must follow in its management activities.

For the period commencing on the date of this Prospectus and ending on March 31, 2004, the Adviser has contractually agreed to waive fees and reimburse expenses to keep the Funds' net annual fund operating expenses from exceeding the percentages stated in the "Annual Fund Operating Expenses" section for each Fund. This waiver and reimbursement agreement may not be terminated before March 31, 2004. In addition, the agreement will renew automatically for the Funds' next fiscal year unless the Adviser or Excelsior Funds Trust terminates the agreement by providing written notice to the other party 60 days prior to the beginning of the Funds' next fiscal year.

Portfolio Managers
All investment decisions for the Funds are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee.

                                                                             9

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Research analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
..  Mail
..  Telephone
..  Wire
..  Automatic Investment Program, or
..  Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust
ABA # 011000028
DDA # 99055352
Specify Excelsior Fund Name
Fund Account Number
Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds must adopt such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. In addition, Excelsior Funds may limit additional share purchases or close an account if it is unable to verify a customer's identity.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

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Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund. Your subsequent investments must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
..  Mail
..  Telephone
..  Systematic Withdrawal Plan, or
..  Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 8529
Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). The minimum amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.

A redemption fee of 2.00% of the value of the shares redeemed or exchanged will be imposed on shares of the Enhanced Tax Advantaged International Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. The Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. No redemption fee will be charged on redemptions and exchanges involving (i) those that occur as a result of a bona fide investment policy committee decision of a recognized financial institution with respect to an asset allocation program, (ii) shares acquired through the reinvestment of dividends or capital gains distributions, (iii) shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor's investment subject to the plan accounts, or (iv) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Excelsior Funds as an investment vehicle. For purposes of omnibus accounts, the redemption fee will be determined at the sub-account level.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

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Receiving Your Money
Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your Shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Funds Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that such exchange would not be in the best interests of a Fund or its shareholders. This limitation is not intended to limit a shareholder's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

There is a 2.00% redemption fee on shares of the Enhanced Tax Advantaged International Fund exchanged within 30 days of purchase. See "How to Sell Your Fund Shares" above for more information.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services
The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of a Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements and other administrative services.

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Distribution of Fund Shares
The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
Each Fund distributes dividends from its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Each Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as dividend income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

It is expected that the Enhanced Tax Advantaged International Fund and perhaps the Equity Income Fund will be subject to foreign withholding taxes with respect to dividends or interest, if any, received from sources in foreign countries. If a Fund holds more than 50 percent of its assets in foreign securities, it may qualify to make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction. The Enhanced Tax Advantaged International Fund expects to hold sufficient foreign securities to qualify to make this election and may make the election. It is expected that the Equity Income Fund will not qualify to make the election.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Funds' Statement of Additional
Information.

Excelsior Funds Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company, N.A.
225 High Ridge Road
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:

Statement of Additional Information (SAI)
The SAI dated September 30, 2003, includes detailed information about the Shares class of the Enhanced Tax Advantaged International Fund and the Equity Income Fund of Excelsior Funds Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To Obtain an SAI or More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI, as well as other information about Excelsior Funds Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds Trust's Investment Company Act registration number is 811-8490.

PRODE0802

[PHOTO]

       FC Photo


Excelsior Institutional Shares

Prospectus

September 30, 2003

Excelsior Funds Trust

Enhanced Tax Advantaged International Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company, N.A.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO] Excelsior Banner Logo

Table of Contents

Excelsior Funds Trust is a mutual fund that offers shares in separate investment portfolios that have individual investment goals, strategies and risks. This prospectus gives you important information about the Institutional Shares class of the Enhanced Tax Advantaged International Fund of Excelsior Funds Trust (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to the Fund. For more detailed information about the Fund, please see:

                                                                             Page
Enhanced Tax Advantaged International Fund............................          4
More Information About Risk...........................................          6
More Information About Fund Investments...............................          6
Investment Adviser....................................................          6
Portfolio Managers....................................................          7
Purchasing, Selling And Exchanging Fund Shares........................          7
Dividends And Distributions...........................................         10
Taxes.................................................................         10
How to Obtain More Information About Excelsior Funds Trust............ Back Cover

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Introduction -- Risk/Return
Information Common to the Fund

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal, strategies and risks for reaching that goal. The investment advisers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy:
The United States Trust Company of New York and U.S. Trust Company, N.A. (together, the "Adviser") manage the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental investment strategies, value and growth. These strategies are combined with "longer-term investment themes" to assess the investment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

   Value:
   This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, the Adviser is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

   Growth:
   This long-term strategy consists of buying and holding equity securities of companies that the Adviser believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to dominate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

   Themes:
   To complete the Adviser's investment philosophy in managing the Funds, the investment strategies discussed above are applied in concert with longer-term investment themes to identify investment opportunities. These longer-term themes are strong and inexorable trends arising from time to time from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends will enable it to identify companies that are currently or will soon benefit from these trends.

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                                    [GRAPHIC]




Enhanced Tax Advantaged International Fund
--------------------------------------------------------------------------------

  FUND SUMMARY

  Investment Goal Total return through long-term capital appreciation and income

  Investment Focus Foreign equity securities

  Share Price Volatility High

  Principal Investment Strategy Invests in a diversified portfolio of equity securities of issuers in developed foreign countries, specifically, western Europe, Australia, certain Asian and Far Eastern markets

  Investor Profile Investors seeking long-term capital appreciation, who are willing to accept the risks and price volatility of investing in companies located in foreign countries

Investment Objective
The Enhanced Tax Advantaged International Fund seeks total return on its assets through capital appreciation and income. This objective may be changed without shareholder approval.

Investment Strategy of the Enhanced Tax Advantaged International Fund
Under normal circumstances, the Enhanced Tax Advantaged International Fund will invest in equity securities of more established companies located in developed foreign markets, which include most nations in western Europe, Australia and the more developed nations in Asia and the Far East. While the Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis, it reserves the right to do so at its discretion.

The Adviser selects investments for the Fund by using a highly disciplined, quantitative investment approach designed to create an investment portfolio that attempts to track the performance of the MSCI EAFE Index*, before fees, while seeking to minimize capital gains. In assessing the expected return and risk of securities, the Adviser may consider other factors including price, book value, earnings, price to earnings, revenue growth, earnings growth, economic conditions and additional factors at its discretion which are subject to change from time to time.

--------
* The MSCI EAFE (Europe, Australasia & Far East) Index is a widely accepted unmanaged index composed of a sample of companies from 21 countries representing the developed stock markets outside North America.


The MSCI EAFE Index currently includes about 1000 stocks representing 21 developed countries. The Adviser will seek to create a portfolio consisting of approximately 300-400 stocks that represent a subset of the MSCI EAFE by using quantitative models and analysis. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country, region or industry.

Principal Risks of Investing in the Enhanced Tax Advantaged International Fund Since it purchases equity securities, the Enhanced Tax Advantaged International Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may

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happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Shareholder Fees
(paid directly from your investment)

Redemption Fee (as a percentage of
  amount redeemed, if applicable)*         2.00%

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                              0.60%
Other Expenses                               0.55%
----------------------------------------------------
Total Annual Fund Operating Expenses         1.15%
  Fee Waivers and Expense Reimbursements   (0.25)%**
----------------------------------------------------
  Net Annual Fund Operating Expenses         0.90%**

* This redemption fee is charged if you redeem or exchange your shares within 30 days of the date of purchase. See "How to Sell Your Shares" for more information.
** Percentages based upon estimated amounts for the current fiscal year. The
   Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.90%. The waiver and reimbursement agreement may not be terminated before March 31, 2004. For more information see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 Year 3 Years
                                ----------------
                                   $92    $341

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More Information About Risk

Equity Risk
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these types of equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

Foreign Security Risks
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial-reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk
Investments in foreign securities denominated in foreign currencies involve additional risks, including:

  . The Fund may incur substantial costs in connection with conversions between various currencies.

  . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Liquidity Risk
The Fund may not be able to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. A Fund that invests in non-investment grade fixed income securities or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate.

Expropriation Risk.
Foreign governments may expropriate the Fund's investments either directly by restricting the Fund's ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, the Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. The Fund may not achieve its goal when so invested. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company, N.A. (together, the "Adviser"), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management

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Division, serve as investment adviser to the Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At May 15, 2003, Schwab served 8.0 million active accounts with $798.2 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On March 31, 2003, U.S. Trust had approximately $79 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Fund. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Fund. The research department of U.S. Trust prepares research reports that are utilized by this Fund, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust's intention to distribute this information as simultaneously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

The Board of Trustees of Excelsior Funds Trust supervises the Adviser and establish policies that the Adviser must follow in its management activities.

For the period commencing on the date of this Prospectus and ending on March 31, 2004, the Adviser has contractually agreed to waive fees and reimburse expenses to keep the Fund's net annual fund operating expenses from exceeding the percentages stated in the "Annual Fund Operating Expenses" section for the Fund. This waiver and reimbursement agreement may not be terminated before March 31, 2004. In addition, the agreement will renew automatically for the Fund's next fiscal year unless the Adviser or Excelsior Funds Trust terminates the agreement by providing written notice to the other party 60 days prior to the beginning of the Fund's next fiscal year.

Portfolio Managers
All investment decisions for the Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee.

Research analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Fund.

  Institutional Shares
..  No sales charge
..  No 12b-1 fees
..  No minimum initial or subsequent investment

Institutional Shares are offered only to qualified institutional investors. Qualified institutional investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to Defined Benefit Plans, Defined Contribution, Money Purchase, 401(k) Plans), Foundations and Endowments,

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and corporate capital and cash management accounts. The Adviser may determine, at its discretion, that other accounts qualify for investment in the Fund. For information on how to open an account and set up procedures for placing transactions call (800) 446-1012 (from overseas, call (617) 483-7297). Customers of financial institutions should contact their institutions for information on their accounts.

How to Purchase Fund Shares
You may purchase shares directly by:
..  Mail
..  Telephone
..  Wire, or
..  Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 881-9358 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund on the check. The Fund cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

State Street Bank & Trust
ABA # 011000028
DDA # 99055352
Specify Excelsior Fund Name
Fund Account Number
Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds must adopt such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. In addition, Excelsior Funds may limit additional share purchases or close an account if it is unable to verify a customer's identity.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a "Business Day"). The Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

The Fund calculates its NAV once each Business Day at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV of each class of the Fund is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of outstanding shares of the class.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

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How to Sell Your Fund Shares
You may sell shares directly by:
..  Mail
..  Telephone, or
..  Automated Clearinghouse (ACH)

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 881-9358 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 8529
Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by telephone at (800) 881-9358 (from overseas, call (617) 483-7297). Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.

A redemption fee of 2.00% of the value of the shares redeemed or exchanged will be imposed on shares of the Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. The Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. No redemption fee will be charged on redemptions and exchanges involving (i) those that occur as a result of a bona fide investment policy committee decision of a recognized financial institution with respect to an asset allocation program, (ii) shares acquired through the reinvestment of dividends or capital gains distributions,
(iii) shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor's investment subject to the plan accounts, or (iv) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Excelsior Funds as an investment vehicle. For purposes of omnibus accounts, the redemption fee will be determined at the sub-account level.

Receiving Your Money
Normally, we will send your sale proceeds the Business Day after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
The Fund may suspend your right to sell your shares if the NYSE restricts trading, or if the SEC declares an emergency. More information about this is in the Fund's Statement of Additional Information.

How to Exchange Your Shares
You may exchange your Shares on any Business Day for shares of any portfolio of Excelsior Funds Trust, or for Institutional Shares of the Money or Government Money Funds of Excelsior Funds, Inc. In order to protect other

--------------------------------------------------------------------------------

shareholders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that such exchange would not be in the best interests of the Fund or its shareholders. This limitation is not intended to limit a shareholder's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

There is a 2.00% redemption fee on shares of the Fund exchanged within 30 days of purchase. See "How to Sell Your Fund Shares" above for more information.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not liable for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine, provided that the Fund follows its telephone transaction procedures. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. Some of these organizations may charge a fee for these transactions. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder and Administrative Services
The Fund is permitted to pay a fee of up to 0.25% of the average daily net assets of the Fund to certain organizations for providing shareholder and administrative services to their customers who hold shares of the Fund. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements and other administrative services.

Distribution of Fund Shares
The Fund's distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Fund. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
The Fund distributes dividends from its income as follows: Declared and Paid Quarterly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
The Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from the Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you

--------------------------------------------------------------------------------

have held your shares. Other Fund distributions will generally be taxable as dividend income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

It is expected that the Fund will be subject to foreign withholding taxes with respect to dividends or interest, if any, received from sources in foreign countries. If the Fund holds more than 50 percent of its assets in foreign securities, it may qualify to make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction. The Fund expects to hold sufficient foreign investments to qualify to make this election and may make this election.

Distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

More information about taxes is in the Fund's Statement of Additional
Information.

Excelsior Funds Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company, N.A.
225 High Ridge Road
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)
The SAI dated September 30, 2003, includes detailed information about the Institutional Shares class of the Enhanced Tax Advantaged International Fund of Excelsior Funds Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To Obtain an SAI or More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI, as well as other information about Excelsior Funds Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds Trust's Investment Company Act registration number is 811-8490.

PRODE0802

                              EXCELSIOR FUNDS TRUST

                   Enhanced Tax Advantaged International Fund
                               Equity Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 30, 2003

          This Statement of Additional Information pertains to the Shares ("Retail Shares") and Institutional Shares ("Institutional Shares") (together with Retail Shares, "Shares"), as applicable, of the Enhanced Tax Advantaged International and Equity Income Funds (each, a "Fund" and collectively, the "Funds") of Excelsior Funds Trust. This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Funds dated September 30, 2003 (the "Prospectuses"). Copies of the Prospectuses may be obtained by writing Excelsior Funds Trust c/o SEI Investments Global Funds Services ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling (800) 446-1012 (Retail Shares) or (800) 881-9358 (Institutional Shares). Capitalized terms not otherwise defined have the same meaning as in the Prospectuses.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

CLASSIFICATION AND HISTORY.....................................................1

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS....................................1

   Additional Investment Policies..............................................1

   Additional Information on Portfolio Instruments.............................2

INVESTMENT LIMITATIONS........................................................21

PORTFOLIO TRANSACTIONS........................................................24

PERFORMANCE INFORMATION.......................................................25

PORTFOLIO VALUATION AND DETERMINATION OF NET ASSET VALUE......................30

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................31

   Purchase of Shares.........................................................32

   Redemption Procedures......................................................33

   Other Redemption Information...............................................34

INVESTOR PROGRAMS.............................................................34

   Systematic Withdrawal Plan.................................................34

   Exchange Privilege.........................................................35

   Retirement Plans...........................................................36

   Additional Information.....................................................36

MANAGEMENT OF THE FUNDS.......................................................36

   Trustees and Officers......................................................36

   Investment Advisory Services...............................................43

   Administrators.............................................................45

   Shareholder Organizations..................................................45

   Expenses...................................................................46

   Transfer Agent and Custodian...............................................47

INDEPENDENT AUDITORS..........................................................48

COUNSEL.......................................................................48

TAXATION......................................................................48

DESCRIPTION OF THE TRUST......................................................50

PROXY VOTING PROCEDURES.......................................................52

CODE OF ETHICS................................................................52

                                TABLE OF CONTENTS
                                   (continued)

                                                                            Page
                                                                            ----

MISCELLANEOUS.................................................................52

APPENDIX A.....................................................................1

APPENDIX B.....................................................................1

                           CLASSIFICATION AND HISTORY

          Excelsior Funds Trust (the "Trust") is an open-end, management investment company. Each Fund is a separate series of the Trust and is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a business trust under the laws of the State of Delaware on April 27, 1994.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

          The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectuses. The investment objective of each Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies also may be changed without shareholder approval.

          When, in the opinion of the Adviser, a defensive investment posture is warranted, each of these Funds may invest temporarily and without limitation in high quality, short-term money market instruments.

Additional Investment Policies

Enhanced Tax Advantaged International Fund

          Under normal circumstances, the Enhanced Tax Advantaged International Fund will invest most of its assets in equity securities of larger, more established companies located in developed foreign markets, which include most nations in western Europe, Australia and the more developed nations in Asia and the Far East. While the Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis, it reserves the right to do so at its discretion. While there are no prescribed limits on geographic distributions, the Fund normally will hold securities of issuers collectively having their principal place of business in no fewer than three foreign countries. For cash management purposes, the Fund may invest up to 20% of its assets on a continuous basis in cash or short-term instruments such as commercial paper, bank obligations, U.S. government and agency securities maturing within one year, notes and other investment-grade debt securities of various maturities, and repurchase agreements collateralized by these securities. Under unusual economic and market conditions, the Fund may restrict the securities markets in which its assets are invested and may invest without limitation in any combination of high quality domestic or foreign money market instruments.

          Convertible debt securities purchased by the Fund will be rated investment grade by Moody's or S&P if such a rating is available. To be deemed investment grade, debt securities must carry a rating of at least "Baa" from Moody's or "BBB" from S&P. If unrated, as is the case with most foreign securities, convertible debt securities purchased by the Fund will be deemed to be comparable in quality to securities rated investment grade by the Adviser under the supervision of the Board of Trustees of the Trust. With respect to securities rated "Baa" by Moody's or "BBB" by S&P (the lowest of the top four investment rankings), or deemed to be comparable in quality to such securities, interest and principal payments are regarded as adequate for the present; however, these securities may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Fund will sell in an orderly fashion as soon as possible any debt securities it holds if they are downgraded below "Baa" by Moody's or "BBB" by S&P. The Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most of the Fund's portfolio transactions will be effected in the primary trading market for the given security.

          The countries in which the Fund may invest, include but are not limited to: Argentina, Australia, Austria, Belgium, Canada, Chile, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Ireland, Israel, Italy, Japan, Korea, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand and the United Kingdom.

Equity Income Fund

          Under normal circumstances, the Equity Income Fund invests at least 65% of its net assets in equity securities. The Fund invests primarily in common stocks, preferreds, convertibles, REITs, and MLPs of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size. The Fund may hold cash or invest without limitation in U.S. government securities, high quality money market instruments and repurchase agreements collateralized by the foregoing obligations, if deemed appropriate by the Adviser for temporary defensive purposes.

          Portfolio holdings will include equity securities of companies having capitalizations of varying amounts. The equity securities of small companies have historically been characterized by greater volatility of returns, greater total returns and lower dividend yields than equity securities of large companies. As a result, there may be a greater fluctuation in the value of a Fund's shares, and a Fund may be required, in order to satisfy redemption requests or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

          The Equity Income Fund may invest directly or indirectly in the securities of foreign issuers. The Funds currently does not expect to invest more than 30% of their respective total assets at the time of purchase in such securities.

Additional Information on Portfolio Instruments

     ADRs, EDRs and GDRs

          Each Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

     Asset-Backed Securities

          If permitted by its investment objectives and policies, a Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

          The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

          Credit card receivables are generally unsecured and debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivable to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Borrowing and Reverse Repurchase Agreements

          Each Fund may borrow funds, in an amount up to one-third of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission (the "SEC") views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest.

Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

     Derivative Contracts and Securities

          The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that derive their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities derived from the cash flows from underlying securities, mortgages or other obligations.

          Derivative contracts and securities can be used to reduce or increase the volatility of a Fund's total performance. To the extent that a Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

     Forward Foreign Currency Exchange Contracts

          In accordance with their respective investment objectives and policies, the Funds may buy and sell securities (and receive interest, dividends and sale proceeds) in currencies other than the U.S. dollar. Therefore, the Funds may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

          A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Fund maintains with its custodian a segregated account of liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

          Each Fund may enter into forward foreign currency exchange contracts for hedging purposes in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. [Since consideration of the prospect for currency parities will be incorporated into the Adviser's long-term investment decisions, the Funds will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest.] Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

          At or before the maturity of a forward foreign currency exchange contract when a Fund has agreed to deliver a foreign currency, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency, and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract.

          While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

          The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency-denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

          Foreign currency exchange transactions in emerging markets are subject to a greater risk of default than transactions in non-emerging countries or U.S. companies or the U.S. Government.

     Futures Contracts and Related Options

          Each Fund may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. The Funds will engage in futures transactions only to the extent permitted by the CFTC and the SEC. When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

          Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the

Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.

          As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          See Appendix B for further discussion of futures contracts and options.

     Illiquid Securities

          Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

          Each Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities. Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

          Rule 144A securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees of the Trust. The Trustees will monitor the implementation of these guidelines on a periodic basis. Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securities will develop. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value.

          The Adviser will monitor the liquidity of Rule 144A securities for each Fund under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Investment Company Securities

          Each Fund may invest in securities issued by other investment companies that invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method (i.e., money market funds). In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

          The Funds may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange ("AMEX")). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

          SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

          The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

          Each Fund may also purchase iShares MSCI Index Funds issued by iShares, Inc.(SM) ("iShares(SM)") and similar securities of other issuers. iShares(SM) are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. Because the expense associated with an investment in iShares(SM) can be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track, the Adviser believes that investments in iShares(SM) of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

          iShares(SM) are listed on the AMEX, and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to their net asset values. However, iShares(SM) have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares(SM) for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged.

          In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the EAFE could be impaired. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares(SM) or other "country funds" as part of its investment strategy.

     Master Limited Partnerships ("MLPs")

          Each Fund may invest in MLPs. MLPs are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs typically pay out most of their distributable cash flow to unit holders. Distributable cash flow is calculated as net income plus depreciation and other non-cash items, less maintenance capital expenditure requirements.

          The MLPs the Funds may purchase are comprised of a general partner (the GP) and multiple limited partners (LP holders). The general partner is responsible for the operations and the maintenance of the partnership's businesses, while the limited partners assume economic risk up their level of investment. The general partner typically as a 1% to 2% stake in the MLP and typically can extract a higher percentage of the partnership's take as the MLP's distributions increase. This serves as an incentive to the general partner for growing the partnership's distributions.

          Generally speaking, Master Limited Partnership ("MLP") investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

     Mortgage-Backed Securities

          Each Fund may invest in Mortgage-Backed securities. Mortgage-Backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

     Options

          Each Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation ("OCC"). Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Such options may relate to particular securities or to various stock and bond indices. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the OCC. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

          When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

     Options on Futures Contracts

          Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

     Portfolio Turnover Rate

          Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. It is anticipated that the annual turnover rate for each Fund should not exceed 150%. A higher rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxation" below.

     Preferred Stock, Warrants and Rights

          Each Fund may invest in common and preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

          Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Rating Services

          Ratings represent the opinions of rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluations of these securities, subject to review by the Board of Trustees of the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to dispose of the obligation, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the obligation. A description of the ratings used herein is set forth in the Appendix to this Statement of Additional Information.

     Real Estate Investment Trusts ("REITs")

          Each Fund may invest in REITs. A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. The Funds may invest in REITs and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development or companies whose financial prospects are deemed by the Adviser to be real estate oriented and consistent with the Funds' investment objectives. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the Funds may invest in securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from registration under the 1940 Act.

          REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REITs' investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REITs' investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REITs' investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

          Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

     Repurchase Agreements

          Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described above under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

          Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act.

     Securities Lending

          To increase return on its portfolio securities, each Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

     Short Sales "Against the Box"

          In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Fund maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

          A Fund will not engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Fund owns. There are certain additional transaction costs associated with short sales against the box, but a Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          As a non-fundamental operating policy, not more than 40% of a Fund's total assets would be involved in short sales against the box.

     Short-Term Instruments

          Each Fund may invest in short-term income securities in accordance with its investment objective and policies. The Funds may also make money market investments pending other investments or settlement, or to maintain liquidity to satisfy redemption requests. In adverse market conditions and for temporary defensive purposes only, each Fund may temporarily invest its assets without limitation in short-term investments. Short-term investments include: obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

          The Funds may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Each Fund may purchase three types of commercial paper, as classified by exemption from registration under the 1933 Act. The three types include open market, privately placed and letter of credit commercial paper. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the paper contain no provision for automatic rollovers. "Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2) of the 1933 Act, which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction and may be considered illiquid. See "Illiquid Securities" below. "Letter of credit" commercial paper is exempt from registration under Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. Unlike "open market" and "privately placed" commercial paper, "letter of credit" paper has no limitations on purchases.

          Each Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. government. A Fund will not invest more than 15% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are deemed illiquid or not readily marketable. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

          Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

          Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

          In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

          The Funds will limit their short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees of the Trust to present minimal credit risks and which are of "high quality" as determined by a nationally recognized statistical rating organization ("NRSRO") (e.g., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of comparable quality by the Adviser under the supervision of the Board of Trustees of the Trust. The Funds may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

     Technology Securities

          Each Fund may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the market as a whole. To the extent that each Fund invests in issuers conducting business in the technology market sector, each Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, each Fund's investment in technology companies may subject it to more volatile price movements.

     U.S. Government and Agency Securities

          Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others are supported only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     When-Issued and Forward Transactions

          Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Zero Coupon Obligations

          A Fund may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Fund, which is required for tax purposes to distribute to its shareholders a certain percentage of its income, may have to sell other securities to distribute the income prior to maturity of the zero coupon obligation.

     Certain Other Obligations

          In order to allow for investments in new instruments that may be created in the future, a Fund may invest in obligations other than those listed herein, provided such investments are consistent with such Fund's investment objective, policies and restrictions.

                             INVESTMENT LIMITATIONS

          The investment limitations enumerated in paragraphs (1) through (6) are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. The investment limitations enumerated in paragraphs (7) through (14) are matters of operating policy. Investment limitations which are "operating policies" with respect to a Fund may be changed by the Trust's Board of Trustees without shareholder approval. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust or such Fund, or (b) 67% or more of the shares of the Trust or such Fund present at a meeting if more than 50% of the outstanding shares of the Trust or such Fund are represented at the meeting in person or by proxy.

          As a matter of fundamental policy, each Fund may not:

          (1) borrow money or mortgage or hypothecate assets of the Fund, except as a temporary measure for emergency purposes and in an amount not to exceed 1/3 of the current value of the Fund's assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money, enter into reverse repurchase agreements, and purchase when-issued securities, and except that it may pledge, mortgage or hypothecate its assets to secure such borrowings, reverse repurchase agreements, or when-issued securities, provided that collateral arrangements with respect to options and futures, including deposits of initial margin and variation margin, are not considered a pledge of assets for purposes of this restriction, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. Each Fund will not purchase securities while borrowings exceed 5% of their respective total assets;

          (2) underwrite securities issued by other persons except insofar as the Trust or a Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

          (3) make loans to other persons except (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations, or (c) by purchasing debt securities of types distributed publicly or privately;

          (4) purchase or sell real estate (including limited partnership interests in partnerships substantially all of whose assets consist of real estate but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the Trust may hold and sell, for a Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

          (5) invest 25% or more of its assets in any one industry (excluding U.S. government securities); or

          (6) issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

          None of the above-referenced fundamental investment restrictions shall prevent a Fund from investing all of its investable assets in an open-end management investment company with substantially the same investment objective and policies as the Fund.

          Each Fund will not as a matter of operating policy:

          (7) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          (8) invest for the purpose of exercising control or management;

          (9) purchase securities issued by any other investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause
(a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund;

          (10) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

          (11) purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of the investment adviser of the Fund, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          (12) invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market);

          (13) make short sales of securities or maintain a short position (excluding short sales if the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of equivalent kind and amount) if such short sales represent more than 25% of the Fund's net assets (taken at market value); provided, however, that the value of the Fund's short sales of securities (excluding U.S. government securities) of any one issuer may not be greater than 2% of the value (taken at market value) of the Fund's net assets or more than 2% of the securities of any class of any issuer; or

          (14) enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its net assets would be so invested.

          As diversified portfolios, 75% of the assets of each Fund are represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities which for purposes of this calculation are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. In addition, each Fund may not invest 25% or more of its assets in the securities of issuers in any one industry. These are fundamental investment policies of each Fund which may not be changed without shareholder approval. For purposes of these policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

          Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.

                             PORTFOLIO TRANSACTIONS

          Subject to the general control of the Trust's Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Each Fund may engage in short-term trading to achieve its investment objective(s). It is anticipated that the annual turnover rate for each Fund should not exceed 150%. Portfolio turnover may vary greatly from year to year as well as within a particular year. Each Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable a Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. Portfolio trading is engaged in for a Fund if the Adviser believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective.

          A Fund's purchase and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Funds do not anticipate paying brokerage commissions in such transactions. Any transactions for which a Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

          Allocations of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the applicable Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. In executing portfolio transactions for the Funds, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

          The Advisory Agreement provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Advisory Agreement authorizes the Adviser, to the extent permitted by law and subject to the review of the Trust's Board of Trustees, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

          Investment decisions for a Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or any of its affiliates. If, however, a Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Adviser whose investment portfolios are managed internally, rather than by the Adviser, might seek to purchase or sell the same type of investments at the same time as a Fund. Such an event might also adversely affect that Fund.

          The Trust is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year.

                             PERFORMANCE INFORMATION

Standard Performance Information

          From time to time, performance quotations of the Funds' Institutional Shares or Retail Shares may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

          Yield. The Trust may provide annualized "yield" quotations for Shares of the Equity Income Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a thirty day or one month period. The dates of any such period are identified in all advertisements or communications containing yield quotations. Income is then annualized; that is, the amount of income generated by an investment in Institutional Shares of the Fund over a period is assumed to be generated (or remain constant) over one year and is shown as a percentage of the net asset value on the last day of that year-long period. The Fund may also advertise the "effective yields," which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed reinvestment. The Fund may quote the standardized effective 30-day (or one month) yield for its Shares, calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated for the Fund's Shares according to the following formula:

          Yield =    2 [(a - b + 1)/6/ - 1]
                         -----
                          cd

Where:           a = dividends and interest earned during the period.

                 b = expenses accrued for the period (net of reimbursements).

                 c = average daily number of shares outstanding that were
                     entitled to receive dividends.

                 d = maximum offering price per share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).

          Total Return. The Trust may provide period and annualized "total rates of return" and non-standardized total return data for Institutional Shares or Retail Shares of a Fund. The "total rate of return" refers to the change in the value of an investment in Institutional Shares or Retail Shares of a Fund over a stated period which reflects any change in net asset value per share and includes the value of any such Shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested in Shares of the same class. The "average annual total return (before taxes)" for Institutional Shares and Retail Shares of a Fund may be quoted, and such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                     T = [(ERV/P)/1/n/ - 1]

Where:               T =                 average annual total return.

                     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                     P =                 hypothetical initial payment of $1,000.

                     n =                 period covered by the computation,
                                         expressed in years.

          A Fund may also advertise the "aggregate total return" for its Institutional Shares and Retail Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. Aggregate total returns do not reflect the effect of taxes paid by shareholders on Fund distributions or redemption of Fund shares. The formula for calculating aggregate total return is as follows:

          Aggregate Total Return = [(ERV/P)] - 1

          The above calculations are made assuming that (1) all dividends and capital gains distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          The "average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" for each Fund are included in the Prospectuses.

          "Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

          "Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

          Performance Results. Any yield or total return quotation provided for Institutional Shares and Retail Shares of a Fund should not be considered as representative of the performance of that Fund in the future since the net asset value of shares of that Fund will vary based not only on the type, quality and maturities of the securities held by it, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yield or total return should be considered when comparing the yield or total return of Institutional Shares and Retail Shares of a Fund to yields and total rates of return published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income. Retail Shares in a Fund have different expenses than Institutional Shares which may affect performance. Any fees charged by shareholder organizations to customers that have invested in Shares and any charges to institutional investors for asset management and related services will not be included in calculations of performance.

          Distribution Rate. Each Fund may also quote its distribution rate. Distribution rate is calculated by annualizing the per share distribution for the most recent calendar month and dividing such annualized distribution by the net asset value per share on the last day of such month. The distribution rate of a fund will not be used in advertising unless accompanied by standard performance measures.

Comparison of Fund Performance

          Comparisons of non-standardized performance measures of various investments are valid only if performance is calculated in the same manner for each measure in the comparison. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing the performance of Institutional Shares and Retail Shares of a Fund with performance quoted with respect to other investment companies or types of investments.

          In connection with communicating its performance to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Some Funds may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index.

Rankings and other evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning such Fund. Sources for a Fund's performance information may include, but are not limited to, the following: Barron's, Business Week, Consumer Digest, iMoneyNet, Inc.'s Money Fund Report, Financial Times, Forbes, Fortune, The New York Times and The Wall Street Journal.

            PORTFOLIO VALUATION AND DETERMINATION OF NET ASSET VALUE

          The Trust determines the net asset value of the Institutional Shares and Retail Shares of a Fund each day the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). As a result, each Fund will normally determine its net asset value every weekday except for the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

          Daily determinations of net asset value for each Fund are made at the close of regular trading hours on the NYSE, currently 4:00 p.m. (Eastern time), and are calculated separately for each class of Shares by dividing the total assets of a Fund that are allocated to a particular class of Shares less all of its liabilities charged to that class, by the total number of Shares of the class that are outstanding at the time the determination is made. As discussed below, purchases, exchanges and redemptions will be effected at the net asset value per share next computed after a request is received in good order.

          Assets in the Funds which are traded on a recognized domestic stock exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities in the Funds which are traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices, and securities in such Funds for which there were no transactions are valued at the average of the most recent bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by the Board of Trustees of the Trust. Absent unusual circumstances, debt securities maturing in 60 days or less are valued at amortized cost.

          Securities of the Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined after consideration of such events and other material factors, all under the direction and guidance of the Board of Trustees of the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Absent unusual circumstances, investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees of the Trust. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. The administrators have undertaken to price the securities held by the Funds, and may use one or more independent pricing services in connection with this service. The methods used by the pricing services and the valuations so established will be reviewed by the Adviser and the administrators under the general supervision of the Board of Trustees of the Trust.

          A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Trust's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which a Fund could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Distributor Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Trust's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to devote its best efforts to effect the sale of Shares, but is not obligated to sell any certain number of Shares.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

Purchase of Shares

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase request is received in good order by the Trust's transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

          Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors or to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Institutional Shares of the Enhanced Tax Advantaged International Fund may be purchased directly only by qualified institutional investors ("Institutional Investors"). Retail Shares of the Enhanced Tax Advantaged International Fund and Equity Income Fund may be purchased directly by individuals ("Direct Investors") or by Institutional Investors (collectively with Direct Investors, "Investors"). Retail Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Trust.

          A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Boston Financial Data Services, Inc. ("BFDS"), in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by BFDS to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with BFDS. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, BFDS will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

Redemption Procedures

          Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to BFDS and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to BFDS by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Trust, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In addition, certain redemptions of Shares of the Enhanced Tax Advantaged International Fund are subject to a 2.00% redemption fee. See the Enhanced Tax Advantaged International Fund's Prospectuses for further details. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with BFDS).

          As discussed in the Prospectuses, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by BFDS in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by BFDS pursuant to the Signature Guarantee. Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from BFDS at (800) 446-1012 or P.O. Box 8529, Boston, MA 02266-8529.

          BFDS may require additional supporting documents for redemptions. A redemption request will not be deemed to be properly received until BFDS receives all required documents in good order. Payment for Retail Shares redeemed will ordinarily be made by mail within five Business Days after receipt by BFDS of the redemption request in good order. Payment for Institutional Shares redeemed will normally be sent the next Business Day after receipt by BFDS of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to BFDS at (800) 881-9358 (from overseas, call (617) 483-7297).

          Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem Shares by instructing BFDS by wire or telephone to wire the redemption proceeds directly to the Investor's account at any commercial bank in the United States. Institutional Investors may also redeem Shares by instructing BFDS by telephone at (800) 881-9358 or by terminal access.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact BFDS by telephone, the Investor may also deliver the redemption request to BFDS in writing at the address noted above.

Other Redemption Information

          Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

          The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          The Trust reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash.

          Under certain circumstances, the Trust may, in its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.

                                INVESTOR PROGRAMS

Systematic Withdrawal Plan

          An Investor who owns Retail Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1) A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Retail Shares with BFDS. Under this Plan, dividends and distributions are automatically reinvested in additional Retail Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Retail Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Retail Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege

          Investors and Customers of Shareholder Organizations may exchange Retail Shares having a value of at least $500 for Retail Shares of any other portfolio of the Trust or for Shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. Institutional Shares may be exchanged for Institutional Shares of any portfolio of the Trust or Excelsior Funds, Inc. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Trust. However, certain exchanges are subject to a 2.00% redemption fee. See "Redemption Procedures." In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Trust reserves the right to limit the number of exchange requests of Investors to no more than six per year. The Trust may also refuse an exchange request if it determines that such exchange would not be in the best interests of a Fund or its shareholders. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange.

Retirement Plans

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

          . IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

          . Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

          .    Keogh Plans for self-employed individuals.

          Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

Additional Information

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers

          The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. The Trustees and executive officers of the Trust, their addresses, ages, principal occupations during the past five years, and other affiliations are set forth below. Currently, none of the Trust's trustees is deemed an "interested person" of the Trust as defined in the 1940 Act.

[Table to be updated.]

                                                                                          Number of
                                                                                        Portfolios in
                                                 Term of             Principal            Excelsior             Other
                              Position(s)       Office and         Occupation(s)           Complex          Directorships
                               Held with         Length of            During             Overseen by        Held by Board
Name, Address, Age/1/          the Trust      Time Served/2/        Past 5 Years       Board Member/3/        Member/4/
-------------------------   ---------------   --------------   ---------------------   ---------------   -------------------
TRUSTEES
Frederick S. Wonham         Trustee,          Since 1995       Retired; Chairman of           31         Vice Chairman of
Age: 70                     Chairman                           the Board and                             U.S. Trust
                            of the Board                       Director (since 1997)                     Corporation and
                                                               and President and                         U.S. Trust New
                                                               Treasurer (1995 to                        York (from
                                                               February 2002) of                         February 1990
                                                               Excelsior Funds, Inc.                     until September
                                                               and Excelsior                             1995); and
                                                               Tax-Exempt Funds,                         Chairman, U.S.
                                                               Inc.; Chairman of the                     Trust Company
                                                               Board and Trustee                         (from March 1993
                                                               (since 1997),                             to May 1997).
                                                               President and
                                                               Treasurer (1995 to
                                                               February 2002) of the
                                                               Trust.

Rodman L. Drake             Trustee           Since 1994       Director of Excelsior          31         Director, Parsons
Age: 59                                                        Funds, Inc. and                           Brinkerhoff, Inc.
                                                               Excelsior Tax-Exempt                      (engineering firm)
                                                               Funds, Inc. (since                        (since 1995);
                                                               1996); Trustee of the                     Chairman,
                                                               Trust (since 1994);                       MetroCashcard
                                                               President,                                International, Inc.
                                                               Continuation                              (since 1999);
                                                               Investments Group,                        Director,
                                                               (since 1997);                             Hotelvision, Inc.
                                                               President,                                (since 1999);
                                                               Mandrake Group                            Director,
                                                               (investment and                           Alliance Group
                                                               consulting firm                           Services, Inc.
                                                               (1994-1997).                              (since 1998);
                                                                                                         Director, Clean
                                                                                                         Fuels Technology
                                                                                                         Corp. (since 1998);
                                                                                                         Director, Absolute
                                                                                                         Quality Inc.(since
                                                                                                         2000); Director,
                                                                                                         Hyperion Total
                                                                                                         Return Fund, Inc.
                                                                                                         and three other
                                                                                                         funds for which
                                                                                                         Hyperion Capital
                                                                                                         Management, Inc.
                                                                                                         serves as investment
                                                                                                         adviser (since
                                                                                                         1991); Director,
                                                                                                         The Latin American
                                                                                                         Smaller Companies
                                                                                                         Fund, Inc. (from
                                                                                                         1993 to 1998).

Mel Hall                    Trustee           Since 2000       Director of Excelsior          31         None
Age: 57                                                        Funds, Inc. and
                                                               Excelsior Tax-Exempt
                                                               Funds, Inc. (since
                                                               July 2000); Trustee
                                                               of the Trust (since
                                                               July 2000); Chief
                                                               Executive Officer,
                                                               Comprehensive Health
                                                               Services, Inc. (health
                                                               care management and
                                                               administration).

                                                                                          Number of
                                                                                        Portfolios in
                                                 Term of             Principal            Excelsior           Other
                              Position(s)       Office and         Occupation(s)           Complex        Directorships
                               Held with         Length of            During             Overseen by      Held by Board
Name, Address, Age/1/          the Trust      Time Served/2/        Past 5 Years       Board Member/3/      Member/4/
-------------------------   ---------------   --------------   ---------------------   ---------------   ----------------
Roger M. Lynch              Trustee           Since 2001       Director of Excelsior          31         Director, SLD
Age: 61                                                        Funds, Inc. and                           Commodities, Inc.
                                                               Excelsior Tax-Exempt                      (importer of nuts)
                                                               Funds, Inc. and                           (since 1991);
                                                               Trustee of the Trust                      Chairman, Goldman
                                                               (since September                          Sachs Money
                                                               2001); Retired;                           Markets, Inc.
                                                               Chairman of the                           (from 1982 to
                                                               Board of Trustees of                      1986).
                                                               Fairfield University
                                                               (since 1996);
                                                               President, Corporate
                                                               Asset Funding Co.,
                                                               Inc. (asset
                                                               securitization)(from
                                                               1987 to 1999);
                                                               General Partner (from
                                                               1980 to 1986) and
                                                               Limited Partner(from
                                                               1986 to 1999),
                                                               Goldman Sachs & Co.

Jonathan Piel               Trustee           Since 1994       Director of Excelsior          31         Director, Group
Age: 63                                                        Funds, Inc. and                           for the South Fork,
                                                               Excelsior Tax-Exempt                      Bridgehampton, New
                                                               Funds, Inc. (since                        York (since 1993);
                                                               1996); Trustee of the                     and Member, Advisory
                                                               Trust (since 1994).                       Committee, Knight
                                                                                                         Journalism
                                                                                                         Fellowships,
                                                                                                         Massachusetts
                                                                                                         Institute
                                                                                                         of Technology
                                                                                                         (since 1984).

James L. Bailey             President         Since 2003                 --                   N/A        N/A
225 High Ridge Road
Stamford, CT 06905
Age:
     --

Brian F. Schmidt            Vice President,   Since 2001       Director, U.S. Trust           N/A        N/A
225 High Ridge Road         Chief Financial                    Company (since 2002);
Stamford, CT 06905          Officer and                        Senior Vice
Age: 43                     Treasurer                          President, U.S. Trust
                                                               Company (since 1998);
                                                               Vice President, U.S.
                                                               Trust Company (from
                                                               1996 to 1998); Vice
                                                               President, Chief
                                                               Financial Officer and
                                                               Treasurer, Excelsior
                                                               Funds, Inc.,
                                                               Excelsior Tax-Exempt
                                                               Funds, Inc. and the
                                                               Trust (since February
                                                               2001); Chief
                                                               Financial Officer,
                                                               Excelsior Venture
                                                               Investors III, LLC
                                                               and Excelsior Venture
                                                               Partners III, LLC
                                                               (since 1997) and

                                                                                          Number of
                                                                                        Portfolios in
                                                 Term of             Principal            Excelsior           Other
                              Position(s)       Office and         Occupation(s)           Complex        Directorships
                               Held with         Length of            During             Overseen by      Held by Board
Name, Address, Age/1/          the Trust      Time Served/2/        Past 5 Years       Board Member/3/      Member/4/
-------------------------   ---------------   --------------   ---------------------   ---------------   ----------------
                                                               UST Private Equity
                                                               Fund, Inc. (since
                                                               1995).

Frank Bruno                 Vice President    Since 2001       Vice President, U.S.           N/A        N/A
225 High Ridge Road         and Assistant                      Trust Company (since
Stamford, CT 06905          Treasurer                          1994); Vice President
Age: 42                                                        and Assistant
                                                               Treasurer, Excelsior
                                                               Funds, Inc.,
                                                               Excelsior Tax-Exempt
                                                               Funds, Inc. and the
                                                               Trust (since February
                                                               2001); Treasurer:
                                                               Excelsior Venture
                                                               Investors III, LLC
                                                               and Excelsior Venture
                                                               Partners III, LLC
                                                               (since 2001),
                                                               Excelsior Private
                                                               Equity Fund II, Inc.
                                                               (since 1997) and UST
                                                               Private Equity Fund,
                                                               Inc. (since 1995).

Joe Leung                   Vice President    Since 2003               --                     N/A        N/A
225 High Ridge Road         and Assistant
Stamford, CT 06905          Treasurer
Age:
     --

Alison E. Baur              Secretary         Since 2003               --                     N/A        N/A
101 Montgomery Street
San Francisco, CA 94104
Age:
     --

Lee Wilcox                  Assistant         Since 2003               --                     N/A        N/A
530 E. Sweedesford Rd.      Treasurer
Wayne, PA 19087
Age:
     --

Timothy Barto               Assistant         Since 2001       Employed by SEI                N/A        N/A
One Freedom Valley Drive    Treasurer                          Investments since
Oaks, PA 19456                                                 October 1999.
Age: 34                                                        Vice President and
                                                               Assistant Secretary
                                                               of SEI Investments
                                                               since December 1999.
                                                               Associate at Dechert,
                                                               Price & Rhoads (1997
                                                               to 1999). Associate
                                                               at Richter, Miller
                                                               and Finn (1993  to
                                                               1997).

/(1)/ Each trustee may be contacted by writing to Excelsior Funds, One Freedom
     Valley Drive, Oaks, PA 19456.

/(2)/ Each trustee holds office until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. The president, treasurer and secretary of the Trust hold office for a one-year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with the Trust's By-Laws.

/(3)/ The Excelsior Funds Complex consists of the Trust, Excelsior Funds, Inc.
     and Excelsior Tax-Exempt Funds, Inc., for which U.S. Trust serves as
     investment adviser. As of July   , 2003, the Excelsior Complex consisted of
                                    --
         Funds.
     ---

/(4)/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

          Until June 1, 2000, Mr. Wonham owned shares of U.S. Trust Corporation ("UST"), the Adviser's parent, which had a value in excess of $60,000. On June 1, 2000, UST completed its merger with The Charles Schwab Corporation ("Schwab"); at that time, Schwab purchased all of the outstanding shares of UST in exchange for shares of Schwab. As a result, Mr. Wonham received shares of Schwab with a value in excess of $60,000. As of December 31, 2001, Mr. Wonham had sold all of his Schwab shares.

          The Trust's Board has a Nominating Committee consisting of Messrs. Drake and Piel. The Nominating Committee is responsible for considering candidates for election to the Trust's Board in the event a position is vacated or created. The Nominating Committee met [once] during the Trust's fiscal year ended March 31, 2003. The Nominating Committee will consider nominees recommended by the Trust's shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust.

          Effective September 5, 2001, each director receives an annual fee of $15,000 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $6,000 from Excelsior Funds Trust plus a per-Company meeting fee of $2,500 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $1,000 from Excelsior Funds Trust for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional annual fee of $7,500 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $5,000 from Excelsior Funds Trust. In addition, Messrs. Drake and Piel each receive $1,000 per annum from each of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust for their services on the Nominating Committee. Prior to September 5, 2001, each director received an annual fee of $9,000 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $4,000 from Excelsior Funds Trust plus a per-Company meeting fee of $1,500 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $250 from Excelsior Funds Trust for each meeting attended and was reimbursed for expenses incurred for attending meetings. The Chairman of the Board of each Company was entitled to receive an additional $5,000 per annum from each of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust for services in such capacity. In addition, Messrs. Drake and Piel each received $2,000 per annum for their services on the Nominating Committee. The Trustees may hold various other directorships unrelated to the Funds. The employees of U.S. Trust Company and SEI do not receive any compensation from the Trust for acting as officers of the Trust. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Trust.

          The following table summarizes the dollar range of shares beneficially owned by each director/trustee in the Fund Complex as of December 31, 2002./1/

[Table to be updated.]

                                                              Aggregate Dollar Range of
                                                               Equity Securities in All
                                                              Funds in the Fund Complex
                               Dollar Range of Equity                Overseen by
Name of Director/Trustee   Securities in the Fund Complex        the Director/Trustee
------------------------   --------------------------------   -------------------------
Frederick S. Wonham        Excelsior Funds, Inc.              Over $100,000
                              Value and Restructuring Fund
                                 $10,001 - $50,000

                           Excelsior Tax-Exempt Funds, Inc.
                              Tax-Exempt Money Fund
                                 over $100,000
                           All other Funds: None

Rodman L. Drake            Excelsior Tax-Exempt Funds, Inc.   $1 - $10,000
                              Long-Term Tax-Exempt Fund
                                 $1-$10,000
                           All other Funds: None

Mel Hall                   None                               None

Roger M. Lynch             None                               None

Jonathan Piel              Excelsior Funds, Inc.              Over $100,000
                              Money Fund
                                 $1 - $10,000
                              Blended Equity Fund
                                 $50,001 - $100,000
                              Managed Income Fund
                                 $10,001 - $50,000
                              Large Cap Growth Fund
                                 $10,001 - $50,000
                              Pacific/Asia Fund
                                 $10,001 - $50,000
                              Pan European Fund
                                 $10,000 - $50,000
                              Value and Restructuring Fund

----------
/1/ Fund Complex Means the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

                                                              Aggregate Dollar Range of
                                                               Equity Securities in All
                                                              Funds in the Fund Complex
                                Dollar Range of Equity               Overseen by
Name of Director/Trustee    Securities in the Fund Complex       the Director/Trustee
-------------------------   -------------------------------   -------------------------
                                  $50,001 - $100,000
                            Excelsior Tax-Exempt Funds, Inc.
                               Intermediate-Term Tax-Exempt
                               Fund
                                  $50,001 - $100,000
                            All other Funds: None

          As of July    , 2003, the Trustees and officers of the Trust as a
                     ---
group owned beneficially less than [1%] of the outstanding shares of each Fund, and less than [1%] of the outstanding shares of all Funds in the aggregate.

          The following chart provides certain information about fees received by the Trustees in the most recently completed fiscal year.

[Table to be updated.]

                                           Pension or
                                           Retirement
                                            Benefits                          Total Compensation
                          Aggregate      Accrued As Part   Estimated Annual   from the Trust and
                         Compensation        of Trust       Benefits Upon     Fund Complex* Paid
                        from the Trust       Expenses        Retirement           to Trustees
                        --------------   ---------------   ----------------   ------------------
Frederick S. Wonham         $13,141            None              None           $67,591 (3)**
Rodman L. Drake             $ 9,042            None              None           $55,172 (3)**
Jonathan Piel               $ 8,641            None              None           $53,489 (3)**
Alfred Tannachion***        $ 2,500            None              None           $17,500 (3)**
Joseph C. Dugan***          $ 2,500            None              None           $17,500 (3)**
Wolfe J. Frankl***          $ 2,500            None              None           $17,500 (3)**
Robert A. Robinson***       $ 3,000            None              None           $20,000 (3)**
Mel Hall                    $ 8,141            None              None           $50,980 (3)**
Roger M. Lynch****          $ 3,875            None              None           $22,597 (3)**
Ralph E. Gomory****         $ 2,875            None              None           $16,597 (3)**

* The "Fund Complex" consists of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

** Number of investment companies in the Fund Complex for which trustee served as director or trustee.

*** Messrs. Tannachion, Dugan, Frankl and Robinson retired from the Boards as of July 27, 2001.

**** Messrs. Gomory and Lynch were elected to the Boards on September 7, 2001.

          The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Advisory Services

          U.S. Trust New York and U.S. Trust Company, N.A. (together with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as co-investment advisers to the Funds, subject to the general supervision and guidance of the Board of Trustees of the Trust. U.S. Trust New York and U.S. Trust Company, N.A. provide investment advisory services through their respective registered investment advisory divisions, U.S. Trust - New York Fund Advisers Division and U.S. Trust Company, N.A. Asset Management Division. In the Advisory Agreement, the Adviser has agreed to provide the services described in the Prospectuses.

          [At a meeting held on July 31, 2003, the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act), approved the Trust's Investment Advisory Agreement with the Adviser with respect to the Funds, for an initial term of two years. In connection with such approvals, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser's services provided to each Fund and the Adviser's experience and qualifications. The trustees considered, in particular, each Fund's fee structure, including each Fund's estimated operating expense ratios and the Adviser's fee waivers and expense reimbursements for each Fund; possible economies of scale; other compensation or possible benefits to the Adviser arising from its relationship with the Trust; and a comparison of fees charged by the Adviser with fees charged to similar clients. The trustees also considered the personnel and resources of the Adviser, the overall nature and quality of the Adviser's services and the specific provisions of the Investment Advisory Agreement.]

          [Among other items, the trustees also reviewed and considered a Lipper report comparing: (i) the contractual management fee for each Fund with that of funds with the same investment classification; (ii) the estimated expenses for each Fund to comparable Lipper groups (both by rank and quintile and also as a percentage of assets); and (iii) expense ratio components (contractual management fees and actual management fees) for each Fund to comparable Lipper groups (both by rank and quintile and also as a percentage of assets).]

          [After discussion, the Board of Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to continue to manage the Trust. The Board of

Trustees also concluded that based on the services that the Adviser would provide to the Trust under the Investment Advisory Agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to approve the Investment Advisory Agreement with the Adviser for an initial term of two years.]

          After the initial two-year term, the Advisory Agreement will continue in effect with respect to each Fund as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a majority vote of the shareholders in the applicable Fund and, in either case, by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. Each investment adviser and administrator has agreed to waive certain fees.

          The Advisory Agreement provides that the Adviser may render services to others, and each Advisory Agreement is terminable by the Trust without penalty on not more than 60 days' nor less than 30 days' written notice when authorized either by majority vote of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution of security transactions for a Fund, except that U.S. Trust New York and U.S. Trust Company, N.A. shall be jointly, but not severally, liable for willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties under the Advisory Agreement.

          U.S. Trust Corporation is a wholly-owned subsidiary of Schwab. Charles
R. Schwab is the founder, Chairman and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firm and the nation's largest electronic brokerage firm, in each case measured by customer assets. At May 15, 2003, Schwab served
8.0 million active accounts with $798.2 billion in customer assets.

          For the services provided and expenses assumed pursuant to the Advisory Agreement, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Enhanced Tax Advantaged International Fund and 0.75% of the average daily net assets of the Equity Income Fund.

          The Adviser has contractually agreed to waive all or a portion of the advisory fees payable to it by each Fund to keep such Fund's net annual operating expenses from exceeding the percentage stated in the "Annual Fund Operating Expenses" section of the Fund's prospectus. The waiver may not be terminated before March 31, 2004.

Administrators

          SEI, Federated Services Company (an affiliate of the Distributor) and U.S. Trust Company, N.A. (together, the "Administrators") serve as the Trust's administrators and provide the Funds with general administrative and operational assistance. SEI replaced Chase Global Funds Services Company ("CGFSC") as one of the Company's Administrators pursuant to an Accounting and Administration Agreement dated June 4, 2001 (the "Administration Agreement"). Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Funds, and to compute the net asset values, net income and realized capital gains or losses, if any, of the Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          The Administrators also provide administrative services to the investment portfolios of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (except for the international portfolios of Excelsior Funds, Inc. and the Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Trust and Excelsior Funds, Inc.) as follows:

                   Combined Aggregate Average Daily Net Assets
                     of the Trust, Excelsior Funds, Inc. and
                   Excelsior Tax-Exempt Funds, Inc. (excluding
                    the international portfolios of the Trust
                           and Excelsior Funds, Inc.)

                                                                      Annual Fee
                                                                      ----------
First $200 million.................................................     0.200%
Next $200 million..................................................     0.175%
Over $400 million..................................................     0.150%

          Administration fees payable to the Administrators by each portfolio of the Trust, Excelsior Funds, Inc., and Excelsior Tax-Exempt Funds, Inc. are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. For the fiscal year ending March 31, 2003, U.S. Trust Company, N.A. has voluntarily agreed to waive 0.04% of its administration fee.

Shareholder Organizations

          The Trust has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.25% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Trust to Customers; and (g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment.

          The Trust's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Trust. Pursuant to the Plan, the Trust's Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

          Any material amendment to the Trust's arrangements with Shareholder Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the Disinterested Trustees). So long as the Trust's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) will be committed to the discretion of such Disinterested Trustees.

Expenses

          The expenses of the Trust include the compensation of its Trustees who are not affiliated with the Adviser; governmental fees; interest charges; taxes; fees and expenses of the Adviser and Administrators, of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, Shares of each Fund.

          Expenses of the Trust also include expenses of distributing and redeeming Shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of Shares of each Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

Transfer Agent and Custodian

          J.P. Morgan Chase Bank ("J.P. Morgan Chase"), a wholly-owned subsidiary of J.P. Morgan Chase & Co., Inc., serves as custodian of the Funds' assets. Under the Custodian Agreement, J.P. Morgan Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Trust's Board of Trustees concerning the Funds' operations. J.P. Morgan Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that J.P. Morgan Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to J.P. Morgan Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

          State Street Bank and Trust Company ("State Street") serves as transfer agent for the Funds pursuant to a Transfer Agency and Service Agreement. Under this Agreement, State Street has agreed to perform the following functions, among others: (i) issue and redeem Shares of the Funds;
(ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Trust's Board of Trustees concerning the Funds' operations. For its transfer agency and dividend disbursement services, State Street is entitled to receive an annual fee of $12.50 per Network Account, $17.50 per Direct Account and $2.40 per Closed Account. In addition, State Street is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          State Street may, at its own expense, delegate its transfer agency obligations to BFDS or an affiliate registered as a transfer agent under applicable law, provided that State Street shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency and Service Agreement, notwithstanding any such delegation. Pursuant to this provision in the agreement, State Street has delegated its transfer agency obligations to BFDS. For those services provided by it, BFDS is entitled to receive the same schedule of fees as State Street. Communications to the transfer agent should be directed to Excelsior Funds, c/o BFDS, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184).

          Prior to September 24, 2001, Chase Global Funds Services Company served as the Trust's transfer agent pursuant to a transfer agency agreement substantially similar to the Transfer Agency and Service Agreement currently in effect for the Trust.

                              INDEPENDENT AUDITORS

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Trust.

                                     COUNSEL

          Legal matters in connection with the issuance of shares of stock of the Trust are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022.

                                    TAXATION

          The following supplements the tax information contained in the Prospectus.

          For federal income tax purposes, each series of the Trust is treated as a separate corporate entity and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, such Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as dividend income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury as "backup withholding" 28% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder ultimate federal income tax liability if appropriate documentation is provided.

          Any investment by a Fund in zero coupon bonds, certain securities purchased at a market discount, and similar instruments will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

          While certain of the Funds might invest in municipal securities, the interest on which might otherwise be exempt from tax, it is generally not expected that any Fund will satisfy the requirements under the Code to pass-through such exempt income to shareholders as tax-exempt dividends.

          Any Fund's transactions in options, futures contracts, and forward currency exchange contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. In addition, foreign exchange gains or losses realized by any Fund will generally be treated as ordinary income or loss by the Fund. Investment by a Fund in certain "passive foreign investment companies" ("PFICs") may also have to be limited in order to avoid a tax on the Fund. Such a Fund may elect (if such election is available) to mark to market any investments in "passive foreign investment companies" on the last day of each year. This election may cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

          The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the Enhanced Tax Advantaged International Fund, and investments in PFICs, are complex and in some cases uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to Shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

          If the Enhanced Tax Advantaged International Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would

(subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the Enhanced Tax Advantaged International Fund does not qualify or elect to pass through to the Fund's shareholders foreign income taxes paid, shareholders will not be able to claim any deduction or credit for any part of the foreign income taxes paid by the Fund.

          The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.

                            DESCRIPTION OF THE TRUST

          The Trust's Trust Instrument permits the Trustees of the Trust to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each class of each Fund and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. The Trust reserves the right to create and issue any number of series or classes; investments in each series participate equally in the earnings, dividends and assets of the particular series only and no other series. Currently, the Trust has [six] active series, although additional series may be established from time to time.

          The Shares of the Enhanced Tax Advantaged International Fund are classified into two separate classes of shares representing Retail Shares and Institutional Shares. Retail Shares have different expenses than Institutional Shares which may affect performance.

          Each share (irrespective of class designation) of a Fund represents an interest in that Fund that is proportionate with the interest represented by each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote and will vote in the aggregate and not by class or series, except as otherwise expressly required by law. Separate votes, however, are taken by each class or series on matters affecting an individual class or series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

          The Trust is not required to and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees of the Trust at a shareholders meeting by a vote of two-thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a majority of the shareholders. Upon liquidation or dissolution of a Fund, shareholders would be entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

          The assets of the Trust received for the issue or sale of the shares of each class of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such class and series and constitute the underlying assets of such class and series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given class or series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

          The Trustees may amend the Trust Instrument without shareholder approval, except shareholder approval is required for any amendment (a) which affects the voting rights of shareholders under the Trust Instrument, (b) which affects shareholders' rights to approve certain amendments to the Trust Instrument, (c) required to be approved by shareholders by law or the Registration Statement, or (d) submitted to shareholders for their approval by the Trustees in their discretion. Pursuant to Delaware business trust law and the Trust Instrument, the Trustees may, without shareholder approval, (i) cause the Trust to merge or consolidate with one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company registered under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (ii) cause the Trust to incorporate under the laws of the State of Delaware.

          The Trust Instrument provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

          Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation on personal liability which is extended to shareholders of private for profit corporations organized under the General Corporation Law of the State of Delaware. However, the courts of other states may not apply Delaware law and shareholders may, under certain circumstances be held personally liable for the obligations of the Trust. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and each Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and each Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and a Fund itself was unable to meet its obligations.

                             PROXY VOTING PROCEDURES

          [Proxy Voting Procedures to be included.]

                                 CODE OF ETHICS

          The Trust, U.S. Trust New York, U.S. Trust Company, N.A. and the Distributor have adopted codes of ethics that allow for personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

                                  MISCELLANEOUS

          As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular portfolio of the Trust. In determining a Fund's net asset value, assets allocable to each class of the Fund are charged with the direct liabilities in respect of such class and with a share of the general liabilities of the Trust which are normally allocated in proportion to the relative asset values of the Trust's portfolios at the time of allocation. Subject to the provisions of the Trust's Trust Instrument determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a Fund, are conclusive.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

          A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

          "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

Long-Term Credit Ratings

          The following summarizes the ratings used by Standard & Poor's for long-term issues:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The following summarizes the ratings used by Moody's for long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes long-term ratings used by Fitch:

          "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default. "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

          PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor's

          CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

          Rating Outlook: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

     .    Positive means that a rating may be raised.
     .    Negative means that a rating may be lowered.
     .    Stable means that a rating is not likely to change.
     .    Developing means a rating may be raised or lowered.
     .    N.M. means not meaningful.

Moody's

          Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

          Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

          Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

          Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

          A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

          "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

          Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

          A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

          Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

          Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B

          The Funds may enter into futures contracts and options. Such transactions are described in this Appendix.

I.   Interest Rates Futures Contracts

          Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

          Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities, three-month Treasury Bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Stock Index Futures Contracts.

          General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

          The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies.

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments.

          Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts.

          There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Fund. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the future contract being used, or if otherwise deemed to be appropriate by the Fund. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

          Where futures are purchased to hedge against a possible increase in the price of securities or a currency before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Fund may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Fund is also subject to the Fund's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its Portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts

          The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Fund does not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

VII. Accounting and Tax Treatment.

          Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

          Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Opinions on futures contracts generally receive federal tax treatment similar to that described above.

          Certain foreign currency contracts entered into by the Fund may be subject to the "mark-to-market" process. If the Fund makes a Capital Asset Election with respect to such contracts, the contracts will be subject to the 40-60 rule, described above. Otherwise, such gain or loss will be treated as 100% ordinary gain or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department as has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

          Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided In Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the "mark-to-market" rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "Section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Fund may make or may ender into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

          Under the federal income tax provisions applicable to regulated investment companies, less than 30% of a company's gross income must be derived from gains realized on the sale or other disposition of securities held for less than three months. With respect to futures contracts and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the "mark-to-market" rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of the mark-to-market rules) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                              EXCELSIOR FUNDS TRUST

                                    FORM N-lA

PART C. OTHER INFORMATION

ITEM 23. Exhibits.

          (a) (1) Trust Instrument of the Registrant dated as of April 27, 1994 (1).

               (2) Certificate of Amendment of Certificate of Trust dated July 10, 2001 (8).

               (3) Amended and Restated Schedule A to Trust Instrument of the Registrant (4).

          (b)  (1)  By-Laws of the Registrant (1).

               (2) Amendment dated July 28, 2000 to Amended and Restated Bylaws of Registrant (8).

          (c)  Articles IV, V and VI of Registrant's Trust Instrument.

          (d) (1) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Equity, Income, Total Return Bond, Value Equity and Optimum Growth Funds (6).

               (2) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the International Equity Fund
                    (6).

               (3) Amendment No. 1 to the Investment Advisory Agreement among the Registrant, U.S. Trust Company and United States Trust Company of New York with respect to the High Yield Fund (8).

               (4) Assumption Agreement dated June 19, 1998 among the Registrant, U.S. Trust Company of The Pacific Northwest and U.S. Trust Company of California (4).

               (5) Assumption Agreement dated June 19, 1998 among the Registrant, U.S. Trust Company of the Pacific Northwest, U.S. Trust Company of California and Becker Capital Management, Inc. (4).

          (e) (1) Distribution Agreement dated August 1, 1995 (as amended and restated on February 9, 1996, July 25, 1997 and July 31,
                    1998) between the Registrant and Edgewood Services, Inc.
                    (4).

               (2) Amended Schedule 1 to the Amended and Restated Distribution Contract with respect to the High Yield Fund (8).

          (f)  None.

          (g) Amended and Restated Custody Agreement dated June 27, 2001 between the Registrant and The Chase Manhattan Bank (9).

          (h) (1) Fund Accounting and Administration Agreement dated June 4, 2001 among the Registrant, SEI Investments Global Fund Services, Federated Services Company and U.S. Trust Company
                    (8).

               (2) Transfer Agency and Service Agreement dated September 24, 2001 between the Registrant and State Street Bank and Trust Company (9).

               (3) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (9).

               (4) Revised Form of Shareholder Servicing Agreement with respect to the High Yield Fund (7).

               (5) Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., The Chase Manhattan Bank and the other lenders thereunder (5).

               (6) First Amendment dated February 28, 2001 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., The Chase Manhattan Bank and the other lenders thereunder (8).

               (7) Second Amendment dated July 10, 2001 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., The Chase Manhattan Bank and the other lenders thereunder (8).

               (8) Third Amendment dated February 27, 2002 to the Credit Agreement dated December 27, 1999 by and among Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, JPMorgan Chase Bank and the other lenders thereunder (9).

               (9) Form of Waiver Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company (9).

               (10) Form of Shareholder Servicing Agreement (Late Trading) (8).

          (i)  Opinion and Consent of Counsel (9).

          (j)  (1)  Consent of Paul, Hastings, Janofsky & Walker LLP (10).

               (2)  Consent of Ernst & Young LLP (Not Applicable).

          (k)  None.

          (l) (1) Purchase Agreement between the Registrant and Edgewood Services, Inc. dated March 1, 1996 relating to shares of the Optimum Growth and Mid Cap Value Funds (2).

               (2) Purchase Agreement between the Registrant and Edgewood Services, Inc. dated August 22, 1997 relating to Trust Shares of the Balanced and International Equity Funds (3).

               (3) Purchase Agreement between the Registrant and Edgewood Services, Inc. relating to Shares of the High Yield Fund
                    (8).

               (4) Purchase Agreement between the Registrant and Edgewood Services, Inc. relating to Institutional Shares of the High Yield Fund (8).

          (m) Form of Amended and Restated Distribution Plan and Form of Distribution Agreement (7).

          (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (7).

          (o)  Reserved.

          (p)  (1)  Code of Ethics of the Registrant (9).

               (2) Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company and United States Trust Company of New York)
                    (8).

               (3)  Code of Ethics of Edgewood Distributors, Inc. (5).

          (q)  Powers of Attorney (9).

Notes:

(1) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, as filed with the SEC on June 13, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, as filed with the SEC on September 30, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement, as filed with the SEC on September 30, 1997.

(4) Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement, as filed with the SEC on May 28, 1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement, as filed with the SEC on May 26, 2000.

(6) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, as filed with the SEC on July 28, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, as filed with the SEC on August 15, 2000.

(8) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant to Excelsior Institutional Trust's Registration Statement on Form N-1A, as filed with the SEC on July 30, 2001.

(9) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2002.

(10) Filed herewith.

ITEM 24. Persons Controlled by or under Common Control with Registrant.

          The Registrant may be deemed to be under common control with the following open-end management investment companies: Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

ITEM 25. Indemnification.

          Article IX of Registrant's Trust Instrument, incorporated herein by reference to Exhibit (a)(1) hereto, provides for the indemnification of Registrant's trustees and officers.

          Indemnification of Registrant's principal underwriter against certain losses is provided for in Section IV of the Distribution Agreement incorporated herein by reference to Exhibit (e)(l) hereto. Limitations on the liability of the Registrant's investment advisers are provided for in Section 9 of the Investment Advisory Agreements incorporated herein by reference to Exhibits
(d)(1), (d)(2) and (d)(3) hereto.

          The trustees and officers of the Registrant and the personnel of the Registrant's administrators are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of the Investment Adviser.

          (a)  U.S. Trust Company, N.A.

          U.S. Trust Company, N.A. ("U.S. Trust") is a national bank organized under the laws of the United States. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position with U.S. Trust               Name                   Principal Occupation            Type of Business
------------------------   ----------------------------   ----------------------------   -------------------------
Director                   Eleanor Baum                   Dean, School of Engineering,   Academic
                           The Cooper Union for the       The Cooper Union for the
                           Advancement of Science & Art   Advancement of Science & Art
                           51 Astor Place
                           New York, NY 10003

Director                   Peter O. Crisp                 Retired Chairman of Venrock,   Venture Capital
                           Room 5600                      Inc.
                           90 Rockefeller Plaza
                           New York, NY 10112

Director                   Philippe de Montebello         Director & CEO of the          Art Museum
                           The Metropolitan Museum of     Metropolitan Museum of Art
                           Art
                           1000 Fifth Avenue
                           New York, NY 10028-0198

Director                   Robert E. Denham, Esq.         Partner, Munger, Tolles &      Law Firm
                           Munger Tolles & Olson LLP      Olson
                           355 South Grand Avenue
                           35th Floor
                           Los Angeles, CA 90071-1560

Director                   Antonia M. Grumbach, Esq.      Partner, Paterson, Belknap,    Law Firm
                           Patterson, Belknap, Webb &     Webb & Tyler LLP
                           Tyler, LLP
                           1133 Avenue of the Americas
                           New York, NY 10036

Director                   David A. Olsen                 Retired Chairman and CEO of    Risk & Insurance Services
                           Marsh & McLennan & Higgins     Johnson & Higgins
                           1166 Avenue of the Americas
                           New York, NY 10036

Position with U.S. Trust               Name                   Principal Occupation            Type of Business
------------------------   ----------------------------   ----------------------------   -------------------------
Director                   Carl H. Pforzheimer, III       Managing Partner, Carl H.      Broker-Dealer, Investment
                           Carl H. Pforzheimer & Co.      Pforzheimer & Co.              Manager
                           650 Madison Avenue
                           23rd Floor
                           New York, NY 10022

Director                   David S. Pottruk               President & CEO,               Financial Services,
                           Charles Schwab & Co., Inc.     The Charles Schwab             Broker-Dealer
                           101 Montgomery Street          Corporation
                           San Francisco, CA 94104

Director                   Charles R. Schwab              President & Chairman of the    Financial Services,
                           Charles Schwab & Co., Inc.     Board, The Charles Schwab      Broker-Dealer
                           101 Montgomery Street          Corporation
                           San Francisco, CA 94104

Director                   H. Marshall Schwarz            Retired Chairman, United       Asset Management,
                           United States Trust Company    States Trust Corporation &     Investment & Fiduciary
                           of New York                    United States Trust Company    Services and Private
                           114 West 47th Street           of New York                    Banking
                           New York, NY 10036

Director                   Alan J. Weber                  Director, United States        Asset Management,
                           United States Trust            Trust Company, N.A., CEO of    Investment & Fiduciary
                           Company, N.A.                  United States Trust            Services and Private
                           225 High Ridge Road            Corporation & United States    Banking
                           Stamford, CT 06905             Trust Company of New York

Director                   Robert N. Wilson               Senior Vice Chairman,          Health Care
                           Johnson & Johnson              Johnson & Johnson
                           One Johnson & Johnson Plaza
                           New Brunswick, NJ 08933

Director                   Ruth A. Wooden                 Executive Vice President &     Public Relations
                           Porter Novelli                 Senior Counselor, Porter
                           220 East 42nd Street           Novelli
                           New York, NY 10017-5806

Director, Vice Chairman    Frederick B. Taylor            Vice Chairman and Chief        Asset Management,
and Chief Investment       United States Trust Company    Investment Officer, United     Investment & Fiduciary
Officer                    of New York                    States Trust Corporation &     Services and Private
                           114 West 47th Street           United States Trust Company    Banking
                           New York, NY 10036             of New York

Position with U.S. Trust               Name                   Principal Occupation            Type of Business
------------------------   ----------------------------   ----------------------------   -------------------------
Director, Chief            Craig Walling                  CEO & President, United        Asset Management,
Executive Officer &        United States Trust Company,   States Trust Company, N.A.     Investment & Fiduciary
President                  N.A.                                                          Services and Private
                           225 High Ridge Road                                           Banking
                           Stamford, CT 06905

Regional Chief Executive   W. Michael Funck               Regional Chief Executive       Asset Management,
Officer - Connecticut      United States Trust Company,   Officer - Connecticut,         Investment & Fiduciary
                           N.A.                           United States Trust Company,   Services and Private
                           225 High Ridge Road            N.A.                           Banking
                           Stamford, CT 06905

Regional Chief Executive   Neel Johnson                   Regional Chief Executive       Asset Management,
Officer - Minnesota        United States Trust Company,   Officer - Minnesota, United    Investment & Fiduciary
                           N.A.                           States Trust Company, N.A.     Services and Private
                           225 High Ridge Road                                           Banking
                           Stamford, CT 06905

Regional Chief Executive   Gregory F. Sanford             Regional Chief Executive       Asset Management,
Officer - West Coast       United States Trust Company,   Officer - West Coast,          Investment & Fiduciary
                           N.A.                           United States Trust Company,   Services and Private
                           225 High Ridge Road            N.A.                           Banking
                           Stamford, CT 06905

          (b)  United States Trust Company of New York:

          United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

      Position with
      U.S. Trust NY                    Name                   Principal Occupation            Type of Business
------------------------   ----------------------------   ----------------------------   -------------------------
Director and Chairman      Jeffrey S. Maurer              Chairman, United States        Asset Management,
                           United States Trust Company    Trust Company of New York      Investment & Fiduciary
                           of New York                                                   Services and Private
                           114 West 47th Street                                          Banking
                           New York, NY 10036

Chief Executive Officer    Alan J. Weber                  Director, United States        Asset Management,
                           United States Trust Company    Trust Company, N.A., Chief     Investment & Fiduciary
                           of New York                    Executive Officer of United    Services and Private
                           114 West 47th Street           States Trust Corporation &     Banking
                           New York, NY 10036             United States Trust Company
                                                          of New York

Director & President       Maribeth S. Rahe               President, United States       Asset Management,
                           United States Trust Company    Trust Company of New York      Investment & Fiduciary
                           of New York                                                   Services and Private
                           114 West 47th Street                                          Banking
                           New York, NY 10036

      Position with
      U.S. Trust NY                    Name                   Principal Occupation            Type of Business
------------------------   ----------------------------   ----------------------------   -------------------------
Director, Vice Chairman    Frederick B. Taylor            Vice Chairman and Chief        Asset Management,
and Chief Investment       United States Trust Company    Investment Officer, United     Investment & Fiduciary
Officer                    of New York                    States Trust Corporation &     Services and Private
                           114 West 47th Street           United States Trust Company    Banking
                           New York, NY 10036             of New York

Director                   Eleanor Baum                   Dean, School of Engineering,   Academic
                           The Cooper Union for the       The Cooper Union for the
                           Advancement of Science & Art   Advancement of Science & Art
                           51 Astor Place
                           New York, NY 10003

Director                   Samuel C. Butler, Esq.         Partner, Cravath, Swaine &     Law Firm
                           Cravath, Swaine & Moore        Moore
                           Worldwide Plaza
                           825 Eighth Avenue
                           New York, NY 10019

Director                   Peter O. Crisp                 Retired Chairman of Venrock,   Venture Capital
                           Room 5600                      Inc.
                           90 Rockefeller Plaza
                           New York, NY 10112

Director                   Philippe de Montebello         Director & CEO of the          Art Museum
                           The Metropolitan Museum        Metropolitan Museum of Art
                           of Art
                           1000 Fifth Avenue
                           New York, NY 10028-0198

Director                   Robert E. Denham, Esq.         Partner, Munger, Tolles &      Law Firm
                           Munger Tolles & Olson LLP      Olson
                           355 South Grand Avenue
                           35th Floor
                           Los Angeles, CA 90071-1560

Director                   Antonia M. Grumbach, Esq.      Partner, Paterson, Belknap,    Law Firm
                           Patterson, Belknap, Webb &     Webb & Tyler LLP
                           Tyler, LLP
                           1133 Avenue of the Americas
                           New York, NY 10036

Director                   Peter L. Malkin                Chairman, Wien & Malkin LLP    Law Firm
                           Wien & Malkin LLP
                           Lincoln Building
                           60 West 42nd Street
                           New York, NY 10165-0015

      Position with
      U.S. Trust NY                    Name                   Principal Occupation            Type of Business
------------------------   ----------------------------   ----------------------------   -------------------------
Director                   David A. Olsen                 Retired Chairman and CEO of    Risk & Insurance Services
                           Marsh & McLennan               Johnson & Higgins
                           1166 Avenue of the Americas
                           New York, NY 10036

Director                   Carl H. Pforzheimer, III       Managing Partner, Carl H.      Broker-Dealer, Investment
                           Carl H. Pforzheimer & Co.      Pforzheimer & Co.              Manager
                           650 Madison Avenue
                           23rd Floor
                           New York, NY 10022

Director                   David S. Pottruk               President & CEO, The Charles   Financial Services,
                           Charles Schwab & Co., Inc.     Schwab Corporation             Broker-Dealer
                           101 Montgomery Street
                           San Francisco, CA 94104

Director                   Charles R. Schwab              President & Chairman of the    Financial Services,
                           Charles Schwab & Co., Inc.     Board, The Charles Schwab      Broker-Dealer
                           101 Montgomery Street          Corporation
                           San Francisco, CA 94104

Director                   H. Marshall Schwarz            Retired Chairman, United       Asset Management,
                           United States Trust Company    States Trust Corporation &     Investment & Fiduciary
                           of New York                    United States Trust Company    Services and Private
                           114 West 47th Street           of New York                    Banking
                           New York, NY 10036

Director                   Philip L. Smith                Corporate Director & Trustee
                           c/o United States Trust
                           Company of New York
                           114 West 47th Street
                           New York, NY 10036

Director                   John H. Stookey                Founder and Chairman, Per      Not-For-Profit
                           Per Scholas Inc.               Scholas
                           1230 Lafayette Avenue
                           Bronx, NY 10474

Director                   Robert N. Wilson               Senior Vice Chairman,          Health Care
                           Johnson & Johnson              Johnson & Johnson
                           One Johnson & Johnson Plaza
                           New Brunswick, NJ 08933

Director                   Ruth A. Wooden                 Executive Vice President &     Public Relations
                           Porter Novelli                 Senior Counselor, Porter
                           220 East 42nd Street           Novelli
                           New York, NY 10017-5806

      Position with
      U.S. Trust NY                    Name                   Principal Occupation            Type of Business
------------------------   ----------------------------   ----------------------------   -------------------------
Executive Vice President   Paul K. Napoli                 Executive Vice President,      Asset Management,
                           United States Trust Company    United States Trust Company    Investment & Fiduciary
                           of New York                    of New York                    Services and Private
                           114 West 47th Street                                          Banking
                           New York, NY 10036

Executive Vice President   Evelyn Dilsaver                Executive Vice President &     Asset Management,
& Chief Administrative     United States Trust Company    Chief Administrative           Investment & Fiduciary
Officer                    of New York                    Officer, United States Trust   Services and Private
                           14 West 47th Street            Company of New York            Banking
                           New York, NY 10036

Executive Vice President   Stephen C. Hassenfelt          Executive Vice President &     Asset Management,
& Chief Operating          United States Trust Company    Chief Operating Officer -      Investment & Fiduciary
Officer - Investment       of New York                    Investment Division, United    Services and Private
Division                   14 West 47th Street            States Trust Company of        Banking
                           New York, NY 10036             New York

Executive Vice President   Robert Duste                   Executive Vice President,      Asset Management,
                           United States Trust Company    United States Trust Company    Investment & Fiduciary
                           of New York                    of New York                    Services and Private
                           499 Washington Boulevard                                      Banking
                           Newport Office Center III
                           Jersey City, NJ 07310

Executive Vice President   Nolan Cheng                    Executive Vice President,      Asset Management,
                           United States Trust Company    United States Trust Company    Investment & Fiduciary
                           of New York                    of New York                    Services and Private
                           499 Washington Boulevard                                      Banking
                           Newport Office Center III
                           Jersey City, NJ 07310

ITEM 27. Principal Underwriters.

          (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
               Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., BBH Fund, Inc., BBH Trust, Golden Oak Family of Funds, Hibernia Funds, Huntington Funds, Huntington Variable Annuity Funds, Marshall Funds, Inc., The Riverfront Funds, Banknorth Funds and WesMark Funds.

          (b)

                   Name and Principal                 Positions and Offices             Offices with
                    Business Address                   with The Distributor              Registrant
               -------------------------   ------------------------------------------   ------------
               Arthur L. Cherry            Director, Edgewood Services, Inc.                 --
               5800 Corporate Drive
               Pittsburgh, PA 15237-7002

               J. Christopher Donahue      Director, Edgewood Services, Inc.                 --
               5800 Corporate Drive
               Pittsburgh, PA 15237-7002

                   Name and Principal                 Positions and Offices             Offices with
                    Business Address                   with The Distributor              Registrant
               -------------------------   ------------------------------------------   ------------
               Thomas R. Donahue           Director and Executive Vice President,            --
               5800 Corporate Drive        Edgewood Services, Inc.
               Pittsburgh, PA 15237-7002

               Peter J. Germain            Director and Secretary, Edgewood Services,        --
               5800 Corporate Drive        Inc.
               Pittsburgh, PA 15237-7002

               Karen J. Tracey             President, Edgewood Services, Inc.                --
               5800 Corporate Drive
               Pittsburgh, PA 15237-7002

               Charles L. Davis, Jr.       Vice President, Edgewood Services, Inc.           --
               5800 Corporate Drive
               Pittsburgh, PA 15237-7002

               Christine T. Johnson        Vice President, Edgewood Services, Inc.           --
               5800 Corporate Drive
               Pittsburgh, PA 15237-7002

               John Sheehan                Vice President, Edgewood Services, Inc.           --
               5800 Corporate Drive
               Pittsburgh, PA 15237-7002

               Denis McAuley, III          Treasurer, Edgewood Services, Inc.                --
               5800 Corporate Drive
               Pittsburgh, PA 15237-7002

               Richard A. Novak            Assistant Treasurer, Edgewood Services,           --
               5800 Corporate Drive        Inc.
               Pittsburgh, PA 15237-7002

               Stephen A. Keen             Assistant Secretary, Edgewood Services,           --
               5800 Corporate Drive        Inc.
               Pittsburgh, PA 15237-7002

          (c)  Not Applicable.

ITEM 28. Locations of Accounts and Records.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

(1) United States Trust Company of New York, 114 West 47th Street, New York, New York 10036 (records relating to its functions as investment adviser).

(2) U.S. Trust Company, N.A., 225 High Ridge Road, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

(3) Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

(4) J.P. Morgan Chase & Co., 73 Tremont Street, Boston, MA 02108-3913 (records relating to its former function as co-administrator and former function as transfer agent).

(5) State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171 (records relating to its function as transfer agent).

(6) SEI Investments Global Fund Services, One Freedom Valley Drive, Oaks, PA 19456 (records relating to its function as co-administrator).

(7) Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 (records relating to its function as co-administrator).

(8) J.P. Morgan Chase Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

(9) Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).

ITEM 29. Management Services.

         Inapplicable.

ITEM 30. Undertakings.

         Not Applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Funds Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A ("PEA No. 25) under Rule 485(b) under the 1933 Act and has duly caused this PEA No. 25 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 17th day of July, 2003.

                                                   EXCELSIOR FUNDS TRUST
                                                   (Registrant)

                                                   /s/ Frederick S. Wonham
                                                   -----------------------------
                                                   Frederick S. Wonham,
                                                   Chairman of the Board
                                                   (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this PEA No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

           Signature                     Title                Date
           ---------                     -----                ----

/s/ Frederick S. Wonham          Chairman of the Board   July 17, 2003
------------------------------   and Trustee
Frederick S. Wonham


*                                Trustee                 July 17, 2003
------------------------------
Morrill Melton Hall, Jr.


*                                Trustee                 July 17, 2003
------------------------------
Rodman L. Drake


*                                Trustee                 July 17, 2003
------------------------------
Jonathan Piel


*                                Trustee                 July 17, 2003
------------------------------
Roger M. Lynch


/s/ James L. Bailey              President               July 17, 2003
------------------------------
James L. Bailey


/s/ Brian F. Schmidt             Vice President, Chief   July 17, 2003
------------------------------   Financial Officer and
Brian F. Schmidt                 Treasurer


*By: /s/ Frederick S. Wonham
     ------------------------
Frederick S. Wonham
Attorney-in-Fact

                                 EXHIBIT INDEX

(J)(1) Consent of Paul, Hastings, Janofsky & Walker LLP